Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Nov. 30, 2022
Property and Equipment, Net [Abstract]
Building improvements,				$ 29,502,000
Depreciation expense	$ 2,572,449	$ 3,010,300	$ 2,675,628